EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Schedule of basic earnings per share

	2015	2016	2017

Profit attributable to owners of the parent (RMB)	129,510,705	368,411,780	1,378,435,350
Other equity instruments' distribution (RMB)	(19,287,671)	(110,000,000)	(110,000,000)
	110,223,034	258,411,780	1,268,435,350
Weighted average number of ordinary shares in issue	14,272,716,517	14,903,798,236	14,903,798,236
Basic earnings per share (RMB)	0.01	0.02	0.09